Note 19 - Fair Value Measurements and Fair Values of Financial Instruments - Financial Assets and Liabilities on a Recurring and Nonrecurring (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investment securities available for sale	$ 2,970	$ 4,033
Fair Value, Recurring [Member]
Investment securities available for sale	2,970	4,033
Total fair value measurements	2,970	4,033
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	2,970	4,033
Total fair value measurements	2,970	4,033
Fair Value, Nonrecurring [Member]
Total fair value measurements	1,860	140
Impaired loans	1,860	140
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Total fair value measurements	1,860	140
Impaired loans	1,860	140
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) [Member]
Investment securities available for sale	2,871	3,882
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) [Member] | Fair Value, Recurring [Member]
Investment securities available for sale	2,871	3,882
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	2,871	3,882
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) [Member]
Investment securities available for sale	99	151
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) [Member] | Fair Value, Recurring [Member]
Investment securities available for sale	99	151
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	$ 99	$ 151